LOSS PER SHARE (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Sep. 30, 2022
Earnings Per Share [Abstract]
Number of options	10,105	69,167	16,980	20,313
Number of warrants	676,663	2,511,904	275,353	279,746	274,276
Convertible debentures	$ 1,365,000
Convertible common shares	401,471